Common Stock Warrants (Details Narrative) - USD ($)										1 Months Ended	3 Months Ended			6 Months Ended	12 Months Ended
		Mar. 30, 2022	Jan. 01, 2022	Dec. 01, 2021	Oct. 31, 2021	Oct. 20, 2021	Oct. 12, 2021	Mar. 24, 2021	Mar. 01, 2021	Dec. 31, 2021	Dec. 31, 2022	Sep. 30, 2022	Oct. 31, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	May 03, 2023	Sep. 01, 2022	Mar. 29, 2022	Mar. 20, 2022	Aug. 21, 2020
Class of warrant exercise price per share														$ 0.21
Creek Road Miners Inc [Member]
Shares granted																7,300,000
Warrant to purchase shares of common stock		600,000			2,933,340						21,948,266	166,660	2,933,340		21,948,266
Share based compensation unvested option shares										$ 8,925,000						$ 8,925,000
Class of warrant exercise price per share					$ 1.50								$ 1.50
Weighted average remaining contractual life			5 years	5 years									5 years
Warrants to purchase shares			250,000
Shares issued, price per share			$ 2.75							$ 0.50						$ 0.50
Proceeds from warrant exercises		$ 900,000										$ 83,330			$ 983,330
Forfeited or cancelled outstanding warrants																50,000
Share based compensation vesting period															2 years 1 month 6 days
Number of warrants issued					2,933,340					350,000			2,933,340			350,000
Class of warrant description													If at any time after the 6-month anniversary of the closing date there is no effective registration statement, or no current prospectus available for the resale of the warrant shares, then the warrants may be exercised, in whole or in part, on a cashless basis at any time until they expire. Shares of common stock issuable upon exercise of warrants are subject to a 4.99% beneficial ownership limitation, which may increase to 9.99% upon notice to the Company.
Creek Road Miners Inc [Member] | Series C Preferred Stock [Member]
Warrant to purchase shares of common stock			400,000							1,750,936						1,750,936
Class of warrant exercise price per share			$ 1.50							$ 2.50		$ 0.50				$ 2.50			$ 1.50
Weighted average remaining contractual life			5 years							5 years
Creek Road Miners Inc [Member] | Series B And Series C Preferred Stock holders [Member] | Support Aggreement [Member]
Class of warrant exercise price per share																		$ 0.50
Creek Road Miners Inc [Member] | Series B Preferred Stock [Member]
Warrant to purchase shares of common stock								180,000
Class of warrant exercise price per share								$ 1.5278		$ 1,000		$ 0.50				$ 1,000
Weighted average remaining contractual life								5 years
Forfeited or cancelled outstanding warrants
Number of warrants issued										5,000						5,000
Warrant [Member]
Warrant to purchase shares of common stock														1,541,100
Weighted average remaining contractual life														2 years 8 months 12 days
Warrant [Member] | Creek Road Miners Inc [Member]
Warrant to purchase shares of common stock			250,000						100,000	1,750,936	14,285,714				14,285,714	1,750,936
Share based compensation unvested option shares											$ 0				$ 0
Class of warrant exercise price per share			$ 2.50						$ 0.50	$ 2.75	$ 0.175				$ 0.175	$ 2.75
Weighted average remaining contractual life			5 years						5 years	5 years					1 year 10 months 24 days
Share based compensation vesting period									2 years
Number of warrants issued										1,750,936						1,750,936				600,000
Class of warrant description																If at any time after the 6-month anniversary of the closing date there is no effective registration statement, or no current prospectus available for the resale of the warrant shares, then the warrants may be exercised, in whole or in part, on a cashless basis at any time until they expire. The warrants are callable by the Company if the VWAP as calculated over 20 consecutive trading days exceeds 200% of the then exercise price, and the average daily dollar volume for such measurement period exceeds 100,000 shares per trading day. Shares of common stock issuable upon exercise of warrants are subject to a 4.99% beneficial ownership limitation, which may increase to 9.99% upon notice to the Company.
Weighted average remaining contractual term															2 years 6 months 21 days
Fair value of common stock intrinsic value											$ 0				$ 0
16 Warrant [Member] | Creek Road Miners Inc [Member]
Class of warrant exercise price per share																			1.50
Common Stock [Member]
Shares issued, price per share	[1]																$ 0.09
Common Stock [Member] | Creek Road Miners Inc [Member]
Warrant to purchase shares of common stock								300,000
Class of warrant exercise price per share								$ 1.00											1.50
Weighted average remaining contractual life								5 years
Two Warrant [Member] | Creek Road Miners Inc [Member]
Warrant to purchase shares of common stock									100,000
Class of warrant exercise price per share									$ 1.00
Weighted average remaining contractual life									5 years
Share based compensation vesting period									2 years
Consultants [Member] | Warrant [Member] | Creek Road Miners Inc [Member]
Shares granted															900,000
Directors and Employees [Member] | Creek Road Miners Inc [Member]
Shares granted				7,000,000												7,300,000
Fair value option of vesting period											$ 1,608,000				$ 1,608,000
Fair value option vesting period																$ 9,726,950
Class of warrant exercise price per share																					$ 0.25
Directors and Employees [Member] | Warrant [Member] | Creek Road Miners Inc [Member]
Warrant to purchase shares of common stock											600,000				600,000
Fair value option vesting period															$ 2,080,501
Directors and Employees [Member] | Common Stock [Member] | Creek Road Miners Inc [Member]
Fair value option of vesting period										$ 17,850,000						$ 17,850,000
16 Warrant Holders [Member] | 16 Warrant [Member] | Creek Road Miners Inc [Member]
Class of warrant exercise price per share																			$ 1.50
Warrants Holders [Member] | Creek Road Miners Inc [Member]
Forfeited or cancelled outstanding warrants											1,120,000	1,210,000
Directors [Member] | Creek Road Miners Inc [Member]
Shares granted						400,000	60,000
Warrant to purchase shares of common stock					750,000								750,000
Class of warrant exercise price per share					$ 1.50	$ 1.50	$ 1.50						$ 1.50
Weighted average remaining contractual life					3 years	3 years	3 years
Number of percentage execution					40% upon execution of the Services Agreement; 20% on April 1, 2022; 20% on August 1, 2022; and 20% on December 1, 2022.	20% upon execution of the Services Agreement; 20% on January 20, 2022; 20% on April 20, 2022; 20% on July 20, 2022; and 20% on October 20, 2022.

[1]	Based on the last reported sale price of the common stock on OTC Capital Markets on May 3, 2023, the closing date of the Merger (the “Closing Date”).